Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 04, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,218,361
Entity Public Float			$ 72,372,843
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No